Basis of presentation and summary of significant accounting policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Accounting Policies [Line Items]
Cash current	$ 33,000,000.0		$ 33,000,000.0		$ 41,300,000
Accounts receivable reserves recorded amount	0		$ 0		$ 0
Antidilutive securities excluded from the computation of earnings per share			7,207,203	4,560,901
Kantaro Bio Sciences LLC Member
Accounting Policies [Line Items]
Performance of the contract liability	$ 0	$ 30,000.00	$ 20,000.00	$ 160,000
Equity method investment ownership percentage	25.00%		25.00%		25.00%
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life			10 years
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,958,513		4,958,513	4,560,901
Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			99.00%
Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Mount Sinai [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			73.00%
Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Medicare Claims [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			15.00%
Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Party Payors [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			12.00%